ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4.             ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2020	2021
	RMB’000	RMB’000	US$’000

Accounts receivable	146,389	123,105	19,318
Less: allowance for doubtful accounts	(80,230)	(83,456)	(13,096)

	66,159	39,649	6,222

As of December 31, 2020 and 2021, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2020	2021
	RMB’000	RMB’000	US$’000

Balance, beginning of year	82,495	80,230	12,590
Additions for the current year	350	5,934	931
Recovery	(2,615)	(2,708)	(425)

Balance, end of year	80,230	83,456	13,096